Capital Stock and Long-term Retention Plan - Weighted-average assumptions (Details) - Long Term Retention Plan [Member] - EquityInstruments EquityInstruments in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Assumptions:
Dividend yield	2.50%	0.92%	0.94%	1.38%	0.82%
Expected volatility	45.51%	45.75%	43.74%	35.13%	30.47%
Risk-free interest rate	9.05%	9.17%	5.51%	5.74%	6.88%
Expected average life of awards	3 years	3 years	3 years	3 years	2 years 8 months 1 day
Ordinary Participation Certificates [Member]
Arrangements:
Number of CPOs or CPOs equivalent granted (in units)	11,600	27,500	38,800	39,200	72,558
Contractual life	3 years	3 years	3 years	3 years	2 years 8 months 1 day